Document and Entity Information	Aug. 03, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 03, 2021
Entity Registrant Name	Veritone, Inc.
Entity Central Index Key	0001615165
Entity File Number	001-38093
Entity Incorporation State Country Code	DE
Entity Tax Identification Number	47-1161641
Entity Address, Address Line One	1515 Arapahoe St.
Entity Address, Address Line Two	Tower 3
Entity Address, Address Line Three	Suite 400
Entity Address, City or Town	Denver
Entity Address, State or Province	CO
Entity Address, Postal Zip Code	80202
City Area Code	(888)
Local Phone Number	507-1737
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Security 12b Title	Common Stock, par value $0.001 per share
Trading Symbol	VERI
Security Exchange Name	NASDAQ